SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition and Accounts Receivable (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 2,718,534	$ 2,250,147	$ 8,586,217	$ 5,466,375	$ 8,184,106	$ 4,298,350
Specimens
Disaggregation of Revenue [Line Items]
Revenue	2,671,655	2,223,057	8,448,164	5,408,012	8,086,324	4,215,002
Shipping and other
Disaggregation of Revenue [Line Items]
Revenue	$ 46,879	$ 27,090	$ 138,053	$ 58,363	$ 97,782	$ 83,348